PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT
10.	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following:

December 31, 2012	Gross Cost	Accumulated Depreciation	Net Cost
Land	93	—	93
Buildings	966	(395)	571
Facilities & leasehold improvements	3,151	(2,649)	502
Machinery and equipment	14,553	(12,363)	2,190
Computer and R&D equipment	504	(451)	53
Other tangible assets	165	(145)	20
Construction in progress	52	—	52

Total	19,484	(16,003)	3,481

December 31, 2011	Gross Cost	Accumulated Depreciation	Net Cost
Land	86	—	86
Buildings	955	(363)	592
Facilities & leasehold improvements	3,086	(2,479)	607
Machinery and equipment	14,320	(11,828)	2,492
Computer and R&D equipment	508	(444)	64
Other tangible assets	169	(140)	29
Construction in progress	50	—	50

Total	19,174	(15,254)	3,920

The line “Construction in progress” in the table above includes property, plant and equipment under construction and equipment under qualification before operating.

Facilities & leasehold improvements, Machinery and equipment and Other tangible assets include assets acquired under capital lease. The Net Cost of Assets under capital lease for the years ended December 31, 2012 and 2011 was $3 million and $7 million, respectively.

The depreciation charge in 2012, 2011 and 2010 was $930 million, $1,068 million and $1,033 million, respectively.

Capital investment funding has totaled $1 million for the year ended December 31, 2012, $11 million for the year ended December 31, 2011 and $4 million for the year ended December 31, 2010. Public funding reduced depreciation charges by $10 million, $12 million and $13 million in 2012, 2011 and 2010 respectively.

For the years ended December 31, 2012, 2011 and 2010 the Company made equipment sales for cash proceeds of $16 million, $26 million and $29 million respectively.